Employee benefits - Actuarial and economic assumptions and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial and economic assumptions and sensitivity analysis
Profitability projections of investments period (in years)	10 years
Overfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 3,126
Nominal discount rate-1% increase - Assumptions made	10.75%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 3,715
Nominal discount rate-1% reduction - Assumptions made	8.75%
Overfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of benefit increase	4.85%	6.00%
Nominal average rate of price inflation	4.25%	4.85%
Overfunded pension plans | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.74%	10.98%
Nominal average rate to determine expense/ income	9.74%	10.98%
Nominal average rate of salary increase	4.25%	4.85%
Overfunded pension plans | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.85%	11.14%
Nominal average rate to determine expense/ income	9.85%	11.14%
Nominal average rate of salary increase	6.34%	5.95%
Underfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 3,943
Nominal discount rate-1% increase - Assumptions made	4.85%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 5,073
Nominal discount rate-1% reduction - Assumptions made	2.85%
Underfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.84%	10.98%
Nominal average rate to determine expense/ income	9.84%	10.98%
Nominal average rate of salary increase		6.95%
Nominal average rate of benefit increase	4.85%	6.00%
Nominal average rate of price inflation	4.25%	4.85%
Underfunded pension plans | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of salary increase	4.25%
Underfunded pension plans | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of salary increase	6.34%
Underfunded pension plans | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.26%	3.84%
Nominal average rate to determine expense/ income	3.84%	4.01%
Nominal average rate of salary increase	3.27%	4.05%
Nominal average rate of price inflation	2.10%	2.00%
Other benefits | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 1,232
Nominal discount rate-1% increase - Assumptions made	5.61%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 1,620
Nominal discount rate-1% reduction - Assumptions made	3.61%
Other benefits | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Immediate health care cost trend rate	7.38%	8.00%
Ultimate health care cost trend rate	7.38%	8.00%
Nominal average rate of price inflation	4.25%	4.85%
Other benefits | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.74%	10.98%
Other benefits | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.91%	11.09%
Other benefits | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.44%	3.90%
Nominal average rate of benefit increase	3.00%	3.00%
Immediate health care cost trend rate	5.99%	6.30%
Ultimate health care cost trend rate	4.56%	4.50%
Nominal average rate of price inflation	2.10%	2.00%